Expense Example, No Redemption - PIMCO Global Core Asset Allocation Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	687	1,007	1,349	2,312	220	712	1,231	2,654